Accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting policies
Accounting policies
IFRS 15 “Revenue recognition and deductions from revenue”
The Group derives its revenues by making, selling and distributing ready to drink beverages. The revenue from the sale of products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional.
The Group uses various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future normal commercial terms.
Financing elements are not deemed present in our contracts with customers, as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.
The rest of the accounting policies applied by the Group are included in the relevant notes herein.
New and amended standards
The Group has applied the following standards and amendments for the first time in the year ended 31 December 2023.
IFRS 17 “Insurance Contracts”
IFRS 17 “Insurance Contracts” is a comprehensive new standard for insurance contracts covering recognition, measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 “Insurance Contracts”. The overall objective of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is more useful and consistent for insurers covering all relevant accounting aspects.
The new standard had no impact on the consolidated financial statements of the Group.
Definition of Accounting Estimates – Amendments to IAS 8
The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and corrections of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.
These amendments had no impact on the consolidated financial statements of the Group.

Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
The amendments to IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement 2 “Making Materiality Judgements” provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies and adding guidance on how entities apply the concept of materiality in making decisions concerning accounting policy disclosures.
The amendments had no impact on the consolidated financial statements of the Group.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
The amendments to IAS 12 “Income Tax” narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities.
The amendments had no material impact on the consolidated financial statements of the Group.
International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12
The Group has adopted International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12) upon their release on 23 May 2023. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure (see Note 20 for further details).
The Group has not early adopted any other amendments to accounting standards that have been issued but are not yet effective. These amendments are not expected to have a material impact to the Group in the current or future periods and on foreseeable future transactions.